Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
US [Member]
Schedule of Currency Exchange Rates [Line Items]
Period-end spot rate	1	1	1
Average rate	0.01	0.01	0.01
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Period-end spot rate	6.8681	7.1135	6.3431
Average rate	0.069784	0.065532	0.063712